FAIR VALUE MEASUREMENTS (Tables)	5 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
DT Cloud Star Acquisition Corp [Member]
SCHEDULE OF FAIR VALUE MEASUREMENTS

	Prices in	Other	Other
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
At June 30, 2026	(Level 1)	(Level 2)	(Level 3)
Money Market Funds (cash equivalents)	$341
Money Market Funds (marketable securities held in Trust Account)	18,421,078	-	-

	Prices in	Other	Other
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
At December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Money Market Funds (cash equivalents)	$461
Money Market Funds (marketable securities held in Trust Account)	17,876,466	-	-

	Prices in	Other	Other
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
At December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Money Market Funds (cash equivalents)	$461
Money Market Funds (marketable securities held in Trust Account)	$17,876,466	$-	$-

	Prices in	Other	Other
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
At December 31, 2024	(Level 1)	(Level 2)	(Level 3)
Money Market Funds (cash equivalents)	$411,429
Money Market Funds (marketable securities held in Trust Account)	$70,456,287	$-	$-